Notes Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Nov. 30, 2015
Notes Payable Details Narrative
Interest rate		7.40%			7.40%
Interest expense	$ 719	$ 71,804	$ 2,920	$ 2,343	$ 283,606	$ 4,553	$ 5,626	$ 7,257
Aggregate principal amount		206,484			206,484
Interest expense on the Private Placement		10,809			10,809
Debt discount		$ (627,375)			$ (627,375)		$ (196,076)